Accrued liabilities and other current liabilities (Tables)	12 Months Ended
Mar. 31, 2021
Accrued Liabilities and Other Liabilities [Abstract]
Schedule of Accrued Liabilities and Other Current Liabilities
Accrued liabilities and other current liabilities consist of the following:

	As of March 31,	As of March 31,
	2020	2021
	RMB	RMB
Logistics expenses payables	18,688	16,594
Accrued advertising expenses	611	228
Advances from customers (a)	7,825	3,534
Refund obligation of sales returns	1,345	1,543
Professional service fee accruals	5,046	3,449
Others	4,368	4,707

Total	37,883	30,055

(a)	This balance represented the deposits placed from the Company’s customers for the purchases of the Company’s goods and services, and are refundable upon customer requests.